Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the following table and accompanying footnotes and discussion provide certain information regarding executive compensation and measures of Company performance in the last three fiscal years. Except where expressly stated, the information presented below was not considered by the Compensation Committee in structuring our executive compensation program for the years presented, and the reader should instead refer to the section “Compensation Discussion and Analysis” for a description of the philosophy, objectives, and structure of our pay program.

A	B	C	D	E	F	G	H	I
				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation “Actually Paid” to PEO ($)[1,2,3]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[1]	Average Compensation “Actually Paid” to Non-PEO NEOs ($)[1,2,3]	TSR ($)	Peer Group TSR ($)[4]	Net Income ($)	Stock Price ($)[5]
2022	7,004,069	98,786,583	8,061,639	32,174,465	192.15	153.08	4,338,400,000	721.49
2021	6,470,514	123,744,652	7,548,928	40,168,860	168.19	137.47	8,075,300,000	631.52
2020	135,350,121	153,035,522	40,058,597	48,557,559	128.66	110.52	3,513,200,000	483.11
1

Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020; and each of these officers and Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.

2

The amounts shown for “Compensation “Actually Paid”” have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

3

“Compensation “Actually Paid”” reflects the exclusions and inclusions of equity awards for the PEO and the Non-PEO NEOs as set forth below and calculated in accordance with FASB ASC Topic 718 using the valuation methodologies and assumptions set forth in the calculation of the grant date fair value of these awards as disclosed in the Company’s audited financial statements for the fiscal year in which the equity awards were granted.

The “Exclusion of Stock Awards and Option Awards from Summary Compensation Table” columns in the tables below reflect the aggregate amounts reported in the Summary Compensation Table for the applicable year in the “Stock Awards” and “Option Awards” columns.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Item 402(v) Equity Award Values for PEO ($)	Compensation “Actually Paid” to PEO ($)
2022	7,004,069	0	91,782,514	98,786,583
2021	6,470,514	0	117,274,138	123,744,652
2020	135,350,121	(130,000,032)	147,685,433	153,035,522
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs($)	Average Compensation “Actually Paid” to Non-PEO NEOs ($)
2022	8,061,639	(5,359,485)	29,472,311	32,174,465
2021	7,548,928	(4,871,307)	37,491,239	40,168,860
2020	40,058,597	(37,659,674)	46,158,636	48,557,559
The “Inclusion of Item 402(v) Equity Award Values” columns in the tables above are derived from the dollar values set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	0	85,439,496	0	6,343,018	0	0	91,782,514
2021	0	103,743,322	0	13,530,815	0	0	117,274,138
2020	130,000,012	10,518,426	0	7,166,994	0	0	147,685,433
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	5,298,332	20,772,973	0	3,401,006	0	0	29,472,311
2021	4,742,911	26,554,774	0	6,193,555	0	0	37,491,239
2020	37,311,859	5,691,658	0	3,155,119	0	0	46,158,636
4

The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

5

Pursuant to Item 402(v) of Regulation S-K, we determined our stock price to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years.

Company Selected Measure Name	[1]	Stock Price
Named Executive Officers, Footnote [Text Block]
1

Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020; and each of these officers and Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.

Peer Group Issuers, Footnote [Text Block]
4
					The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	[2]	$ 7,004,069	$ 6,470,514	$ 135,350,121
PEO Actually Paid Compensation Amount	[2],[3],[4]	98,786,583	123,744,652	153,035,522
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	0	85,439,496	0	6,343,018	0	0	91,782,514
2021	0	103,743,322	0	13,530,815	0	0	117,274,138
2020	130,000,012	10,518,426	0	7,166,994	0	0	147,685,433

Non-PEO NEO Average Total Compensation Amount	[2]	8,061,639	7,548,928	40,058,597
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 32,174,465	40,168,860	48,557,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year

Average Year-End

Fair Value of Equity

Awards Granted

During Year That

Remained Unvested

as of Last Day of Year

for Non-PEO NEOs ($)

Average Change in Fair

Value from Last Day of

Prior Year to Last Day

of Year of Unvested

Equity Awards for

Non-PEO NEOs ($)

Average

Vesting-Date Fair

Value of Equity

Awards Granted

During Year that

Vested During Year

for Non-PEO NEOs

($)

Average Change in

Fair Value from Last

Day of Prior Year to

Vesting Date of

Unvested Equity

Awards that Vested

During Year for

Non-PEO NEOs ($)

Average Fair

Value at Last Day

of Prior Year of

Equity Awards

Forfeited During

Year for

Non-PEO NEOs

($)

Average Value of

Dividends or Other

Earnings Paid on

Stock or Option

Awards Not

Otherwise Included

for Non-PEO

NEOs ($)

Total—Average

Inclusion of Equity

Values for Non-PEO

NEOs ($)

2022

   5,298,332

  20,772,973

0

3,401,006

0

0

29,472,311

2021

   4,742,911

 26,554,774

0

6,193,555

0

0

37,491,239

2020

 37,311,859

   5,691,658

0

3,155,119

0

0

					46,158,636
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between NEO Compensation “Actually Paid” and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of Compensation “Actually Paid” to our Non-PEO NEOs, each as set forth in the Table above, and the Company’s cumulative TSR over the three-year period from 2020 through 2022.

PEO and Average NEO Compensation “Actually Paid” Versus Regeneron TSR, 2020-2022

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between NEO Compensation “Actually Paid” and Net Income

The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of Compensation “Actually Paid” to our Non-PEO NEOs, and our net income during years 2020 through 2022, each as set forth in the table above.

PEO and Average NEO Compensation “Actually Paid” Versus Regeneron Net Income, 2020-2022

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between NEO Compensation” Actually Paid” and Stock Price

The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of Compensation “Actually Paid” to our Non-PEO NEOs, and the closing price of our common stock on the last trading day of years 2020 through 2022, each as set forth in the table above.

PEO and Average NEO Compensation “Actually Paid” Versus Regeneron Stock Price, 2020-2022

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three-year period from 2020 through 2022 to that of the NQ US Pharma Index over the same time period.

Comparison of Regeneron Cumulative TSR to the NQ US Pharma Total Return Index, 2020-2022

Tabular List [Table Text Block]

2022 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation “Actually Paid” to our PEO and our Non-PEO NEOs in 2022 to Company performance. The measures in this table are not ranked.

Stock Price	Regulatory submissions for new products or indications
TSR	Positive data readouts
Non-GAAP diluted EPS	New Investigational New Drug Applications
Approvals of new products or indications

Total Shareholder Return Amount		$ 192.15	168.19	128.66
Peer Group Total Shareholder Return Amount	[5]	153.08	137.47	110.52
Net Income (Loss)		$ 4,338,400,000	$ 8,075,300,000	$ 3,513,200,000
Company Selected Measure Amount	[1]	721.49	631.52	483.11
PEO Name					Leonard S. Schleifer, M.D., Ph.D.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Approvals of new products or indications
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Regulatory submissions for new products or indications
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Positive data readouts
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		New Investigational New Drug Applications
PEO [Member] | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ (130,000,032)
PEO [Member] | Inclusion of Item 402(v) Equity Award Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		91,782,514	117,274,138	147,685,433
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	130,000,012
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		85,439,496	103,743,322	10,518,426
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,343,018	13,530,815	7,166,994
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Total - Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		91,782,514	117,274,138	147,685,433
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,359,485)	(4,871,307)	(37,659,674)
Non-PEO NEO [Member] | nclusion of Item 402(v) Equity Award Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,472,311	37,491,239	46,158,636
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,298,332	4,742,911	37,311,859
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,772,973	26,554,774	5,691,658
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,401,006	6,193,555	3,155,119
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Total—Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 29,472,311	$ 37,491,239	$ 46,158,636

[1]
5

Pursuant to Item 402(v) of Regulation S-K, we determined our stock price to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years.

[2]
1

Leonard S. Schleifer, M.D., Ph.D. was our principal executive officer (“PEO”) for each year presented. George D. Yancopoulos, M.D., Ph.D., Robert E. Landry, Daniel P. Van Plew, and Andrew J. Murphy, Ph.D. comprise the non-PEO named executive officers (“Non-PEO NEOs”) for 2020; and each of these officers and Joseph J. LaRosa and Marion McCourt comprise the Non-PEO NEOs for 2021 and 2022, respectively.

[3]
3

“Compensation “Actually Paid”” reflects the exclusions and inclusions of equity awards for the PEO and the Non-PEO NEOs as set forth below and calculated in accordance with FASB ASC Topic 718 using the valuation methodologies and assumptions set forth in the calculation of the grant date fair value of these awards as disclosed in the Company’s audited financial statements for the fiscal year in which the equity awards were granted.

The “Exclusion of Stock Awards and Option Awards from Summary Compensation Table” columns in the tables below reflect the aggregate amounts reported in the Summary Compensation Table for the applicable year in the “Stock Awards” and “Option Awards” columns.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Item 402(v) Equity Award Values for PEO ($)	Compensation “Actually Paid” to PEO ($)
2022	7,004,069	0	91,782,514	98,786,583
2021	6,470,514	0	117,274,138	123,744,652
2020	135,350,121	(130,000,032)	147,685,433	153,035,522
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs($)	Average Compensation “Actually Paid” to Non-PEO NEOs ($)
2022	8,061,639	(5,359,485)	29,472,311	32,174,465
2021	7,548,928	(4,871,307)	37,491,239	40,168,860
2020	40,058,597	(37,659,674)	46,158,636	48,557,559
The “Inclusion of Item 402(v) Equity Award Values” columns in the tables above are derived from the dollar values set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	0	85,439,496	0	6,343,018	0	0	91,782,514
2021	0	103,743,322	0	13,530,815	0	0	117,274,138
2020	130,000,012	10,518,426	0	7,166,994	0	0	147,685,433

Year

Average Year-End

Fair Value of Equity

Awards Granted

During Year That

Remained Unvested

as of Last Day of Year

for Non-PEO NEOs ($)

Average Change in Fair

Value from Last Day of

Prior Year to Last Day

of Year of Unvested

Equity Awards for

Non-PEO NEOs ($)

Average

Vesting-Date Fair

Value of Equity

Awards Granted

During Year that

Vested During Year

for Non-PEO NEOs

($)

Average Change in

Fair Value from Last

Day of Prior Year to

Vesting Date of

Unvested Equity

Awards that Vested

During Year for

Non-PEO NEOs ($)

Average Fair

Value at Last Day

of Prior Year of

Equity Awards

Forfeited During

Year for

Non-PEO NEOs

($)

Average Value of

Dividends or Other

Earnings Paid on

Stock or Option

Awards Not

Otherwise Included

for Non-PEO

NEOs ($)

Total—Average

Inclusion of Equity

Values for Non-PEO

NEOs ($)

2022

   5,298,332

  20,772,973

0

3,401,006

0

0

29,472,311

2021

   4,742,911

 26,554,774

0

6,193,555

0

0

37,491,239

2020

 37,311,859

   5,691,658

0

3,155,119

0

0

46,158,636
[4]
2

The amounts shown for “Compensation “Actually Paid”” have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

[5]
4
The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.